Note D - Concentration of Risk (Details) - Accounts Receivable Concentration Risk by Customer (Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer C [Member]
Concentration Risk [Line Items]
Customer	74.00%	78.00%
Customer D [Member]
Concentration Risk [Line Items]
Customer	14.00%